Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 687,200	¥ 344,603
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	426,420	11,986
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	165,219	273,982
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	58,025	51,687
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	32,186	513
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	2,339	3,007
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	1,350	1,768
Xtronics Innovation Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	1,161	1,493
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 500
Beijing Yiche Information Science and Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 167